Interest Bearing Financial Liabilities - Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 PHP (₱)	Dec. 31, 2017 USD ($)	Jan. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts	₱ 172,611.0		₱ 25.0	₱ 185,032.0
Philippine Peso Debts | May 24, 2017 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 2,000.0
Date of Loan Agreement	May 24, 2017
Lender(s)	Security Bank
Dates Drawn	May 29, 2017
Drawn Amount	₱ 2,000.0
Paid in full on	—
Outstanding Amounts	₱ 1,990.0
Terms	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027
Fixed Rate Notes [Member] | U.S. Dollar Debts [Member] | Loan amount with fixed coupon rate of 8.350% to finance service improvements and expansion program [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		$ 300.0
Date of Loan Agreement	March 6, 1997
Installments Terms	Non- amortizing
Final Installment Terms	March 6, 2017
Paid in full on	March 6, 2017
Outstanding Amounts				11,362.0	$ 228.0
Trustee	Deutsche Bank Trust Company Americas
Repurchase Date	Various dates in 2008-2014
Repurchase Amount	₱ 71.6
GSM Network Expansion Facilities [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts				276.0	5.0
Others [Member] | U.S. Dollar Debts [Member] | Term Loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts	34,485.0	690.0		45,021.0	905.0
Others Two | U.S. Dollar Debts [Member] | February twenty six two thousand fifteen loan agreement [member] | Costs [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 200.0
Date of Loan Agreement	February 26, 2015
Lender(s)	Bank of Tokyo
Installments Terms	Commencing 36 months after loan date, with semi-annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022
Dates Drawn	Various dates in 2015
Drawn Amount | $		200.0
Outstanding Amounts	₱ 9,945.0	199.0		9,879.0	198.0
Others Two | U.S. Dollar Debts [Member] | Term Loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts	29,837.0	598.0		31,997.0	643.0
Others Two | U.S. Dollar Debts [Member] | Term Loans [Member] | March fourteen two thousand fourteen loan agreement [member] | Costs [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 50.0
Date of Loan Agreement	May 14, 2014
Lender(s)	Mizuho Bank Ltd.
Installments Terms	9 equal semi-annual, commencing 11 months after drawdown date, with final installment on May 14, 2019
Dates Drawn	July 1, 2014
Drawn Amount | $		50.0
Outstanding Amounts	₱ 828.0	17.0		1,372.0	28.0
Others Two | U.S. Dollar Debts [Member] | Term Loans [Member] | August fifth two thousand fourteen loan agreement [member] | Costs [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 100.0
Date of Loan Agreement	August 5, 2014
Lender(s)	Philippine National Bank, or PNB
Installments Terms	Annual amortization rate of 1% of the issue price on the first year up to the fifth year from the initial drawdown date, with final installment on August 11, 2020
Dates Drawn	Various dates in 2014
Drawn Amount | $		100.0
Outstanding Amounts	₱ 4,846.0	97.0		4,877.0	98.0
Others Two | U.S. Dollar Debts [Member] | Term Loans [Member] | August twenty nine two thousand fourteen loan agreement [member] | Costs [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 50.0
Date of Loan Agreement	August 29, 2014
Lender(s)	Metrobank
Installments Terms	Semi-annual amortization rate of 1% of the issue price on the first year up to the fifth year from the initial drawdown date and the balance payable upon maturity on September 2, 2020
Dates Drawn	September 2, 2014
Drawn Amount | $		50.0
Outstanding Amounts	₱ 2,435.0	49.0		2,451.0	49.0
Others Two | U.S. Dollar Debts [Member] | Term Loans [Member] | Loan agreement date March 4, 2015 [Member] | Costs [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 200.0
Date of Loan Agreement	March 4, 2015
Lender(s)	Mizuho Bank Ltd.
Installments Terms	9 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on March 4, 2020
Dates Drawn	Various dates in 2015
Drawn Amount | $		200.0
Outstanding Amounts	₱ 5,511.0	110.0		7,663.0	154.0
Others Two | U.S. Dollar Debts [Member] | Term Loans [Member] | Loan agreement date December 7, 2015 [Member] | Costs [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 100.0
Date of Loan Agreement	December 7, 2015
Lender(s)	Mizuho Bank Ltd.
Installments Terms	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022
Dates Drawn	Various dates in 2016
Drawn Amount | $		100.0
Outstanding Amounts	₱ 3,791.0	76.0		4,521.0	91.0
Others Two | U.S. Dollar Debts [Member] | Term Loans [Member] | Loan agreement date March 22, 2016 [Member] | Costs [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 25.0
Date of Loan Agreement	March 22, 2016
Lender(s)	NTT Finance Corporation
Installments Terms	Non-amortizing, payable upon maturity on March 30, 2023
Dates Drawn	March 30, 2016
Drawn Amount | $		25.0
Outstanding Amounts	₱ 1,241.0	25.0		1,234.0	25.0
Others Two | U.S. Dollar Debts [Member] | Term Loans [Member] | Loan agreement date January 31, 2017 [Member] | Costs [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 25.0
Date of Loan Agreement	January 31, 2017
Lender(s)	NTT Finance Corporation
Installments Terms	Non-amortizing, payable upon maturity on March 27, 2024
Dates Drawn	March 30, 2017
Drawn Amount | $		25.0
Outstanding Amounts	₱ 1,240.0	25.0
Corporate Notes [Member] | Philippine Peso Debts
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts	15,675.0			21,105.0
Corporate Notes [Member] | Philippine Peso Debts | Loan Agreement Date March Fifteen Two Thousand Twelve
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 5,500.0
Date of Loan Agreement	March 15, 2012
Dates Drawn	Drawn and issued on March 19, 2012
Outstanding Amounts				3,930.0
Facility Agent	Metrobank
Installments	Series A: 1% annual amortization starting March 19, 2013, with the balance of 96% payable on March 20, 2017;
Prepayments Amount	₱ 1,376.0
Prepayments Date	July 19, 2013 June 19, 2017
Corporate Notes [Member] | Philippine Peso Debts | Loan Agreement Date July Twenty Five Two Thousand Twelve
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,500.0
Date of Loan Agreement	July 25, 2012
Dates Drawn	July 27, 2012
Outstanding Amounts	₱ 285.0			288.0
Facility Agent	Metrobank
Installments	Annual amortization rate of 1% of the issue price on the first year up to the sixth year from issue date and the balance payable upon maturity on July 27, 2019
Prepayments Amount	₱ 1,188.0
Prepayments Date	July 29, 2013
Corporate Notes [Member] | Philippine Peso Debts | Loan Agreement Date September Nineteen Two Thousand Twelve
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 8,800.0
Date of Loan Agreement	September 19, 2012
Dates Drawn	September 21, 2012
Outstanding Amounts	₱ 6,408.0			6,475.0
Facility Agent	Metrobank
Installments	Series A: 1% annual amortization on the first up to sixth year, with the balance payable on September 21, 2019;
Prepayments Amount	₱ 2,055.0
Prepayments Date	June 21, 2013
Corporate Notes [Member] | Philippine Peso Debts | Loan Agreement Date November Twenty Two Thousand Twelve
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 6,200.0
Date of Loan Agreement	November 20, 2012
Dates Drawn	November 22, 2012
Outstanding Amounts	₱ 5,890.0			5,952.0
Facility Agent	BDO Unibank, Inc., or BDO
Installments	Series A: Annual amortization rate of 1% of the issue price on the first year up to the sixth year from issue date and the balance payable upon maturity on November 22, 2019;
Prepayments Date	—
Corporate Notes [Member] | Philippine Peso Debts | Smart [Member] | Loan Agreement Date June Fourteen Two Thousand Thirteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,376.0
Date of Loan Agreement	June 14, 2013
Dates Drawn	June 19, 2013
Outstanding Amounts				1,335.0
Facility Agent	Metrobank
Installments	Series A: Annual amortization equivalent to 1% of the principal amount starting June 19, 2014 with the balance of 97% payable on March 20, 2017;
Prepayments Amount	₱ 608.0
Prepayments Date	June 19, 2017
Corporate Notes [Member] | Philippine Peso Debts | P L D T | Loan Agreement Date June Fourteen Two Thousand Thirteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 2,055.0
Date of Loan Agreement	June 14, 2013
Dates Drawn	June 21, 2013
Outstanding Amounts	₱ 1,952.0			1,973.0
Facility Agent	Metrobank
Installments	Series A: Annual amortization rate of 1% of the issue price up to the fifth year and the balance payable upon maturity on September 21, 2019;
Prepayments Date	—
Corporate Notes [Member] | Philippine Peso Debts | P L D T | Loan agreement date July 19, 2013 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,188.0
Date of Loan Agreement	July 19, 2013
Dates Drawn	July 29, 2013
Outstanding Amounts	₱ 1,140.0			1,152.0
Facility Agent	Metrobank
Installments	Annual amortization rate of 1% of the issue on the first year up to the fifth year from the issue date and the balance payable upon maturity on July 27, 2019
Prepayments Date	—
Fixed Rate Retail Bonds [Member] | Loan Agreement Date January Twenty Two Two Thousand Fourteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 15,000.0
Date of Loan Agreement	January 22, 2014
Dates Drawn	February 6, 2014
Outstanding Amounts	₱ 14,922.0			14,902.0
Facility Agent	Philippine Depositary Trust Corp.
Installments	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024
Prepayments Date	—
Unsecured Term Loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts	₱ 10,705.0			16,843.0
Unsecured Term Loans [Member] | April Two Two Thousand Fourteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,500.0
Date of Loan Agreement	April 2, 2014
Lender(s)	Philam Life
Dates Drawn	April 4, 2014
Drawn Amount	₱ 1,500.0
Paid in full on	—
Outstanding Amounts	₱ 1,500.0			1,500.0
Terms	Payable in full upon maturity on April 4, 2024
Unsecured Term Loans [Member] | Philippine Peso Debts
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts	₱ 60,920.0			50,368.0
Unsecured Term Loans [Member] | Philippine Peso Debts | Loan agreement date March 20, 2012 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 2,000.0
Date of Loan Agreement	March 20, 2012
Lender(s)	RCBC
Dates Drawn	April 12, 2012
Drawn Amount	₱ 2,000.0
Paid in full on	–
Outstanding Amounts	₱ 1,980.0			2,000.0
Terms	Annual amortization rate of 1% on the fifth year up to the ninth year from the initial drawdown date and the balance payable upon maturity on April 12, 2022
Unsecured Term Loans [Member] | Philippine Peso Debts | Loan agreement date April 27, 2012 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,000.0
Date of Loan Agreement	April 27, 2012
Lender(s)	Land Bank of the Philippines, or LBP
Dates Drawn	July 18, 2012
Drawn Amount	₱ 3,000.0
Paid in full on	January 18, 2017
Outstanding Amounts				2,880.0
Terms	Annual amortization rate of 1% on the first year up to the fourth year from drawdown date and the balance payable upon maturity on July 18, 2017
Unsecured Term Loans [Member] | Philippine Peso Debts | May 29, 2012 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 2,000.0
Date of Loan Agreement	May 29, 2012
Lender(s)	LBP
Dates Drawn	June 27, 2012
Drawn Amount	₱ 2,000.0
Paid in full on	June 27, 2017
Outstanding Amounts				1,920.0
Terms	Annual amortization rate of 1% on the first year up to the fourth year from drawdown date and the balance payable upon maturity on June 27, 2017
Unsecured Term Loans [Member] | Philippine Peso Debts | June 7, 2012 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,000.0
Date of Loan Agreement	June 7, 2012
Lender(s)	LBP
Dates Drawn	August 22, 2012
Drawn Amount	₱ 1,000.0
Paid in full on	February 22, 2017
Outstanding Amounts				960.0
Terms	Annual amortization rate of 1% of the principal amount commencing on the first year of the initial drawdown up to the fourth year and the balance payable upon maturity on August 22, 2017
Unsecured Term Loans [Member] | Philippine Peso Debts | August 31, 2012 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 200.0
Date of Loan Agreement	August 31, 2012
Lender(s)	Manufacturers Life Insurance Co. (Phils.), Inc.
Dates Drawn	October 9, 2012
Drawn Amount	₱ 200.0
Paid in full on	—
Outstanding Amounts	₱ 200.0			200.0
Terms	Payable in full upon maturity on October 9, 2019
Unsecured Term Loans [Member] | Philippine Peso Debts | September 3, 2012 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,000.0
Date of Loan Agreement	September 3, 2012
Lender(s)	Union Bank of the Philippines, or Union Bank
Dates Drawn	January 11, 2013
Drawn Amount	₱ 1,000.0
Paid in full on	—
Outstanding Amounts	₱ 960.0			970.0
Terms	Annual amortization rate of 1% on the first year up to the sixth year from the initial drawdown date and the balance payable upon maturity on January 13, 2020
Unsecured Term Loans [Member] | Philippine Peso Debts | October 11, 2012 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,000.0
Date of Loan Agreement	October 11, 2012
Lender(s)	Philippine American Life and General Insurance Company, or Philam Life
Dates Drawn	December 3, 2012
Drawn Amount	₱ 1,000.0
Paid in full on	—
Outstanding Amounts	₱ 1,000.0			1,000.0
Terms	Payable in full upon maturity on December 5, 2022
Unsecured Term Loans [Member] | Philippine Peso Debts | December 17, 2012 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,000.0
Date of Loan Agreement	December 17, 2012
Lender(s)	LBP
Dates Drawn	Various dates in 2012-2013
Drawn Amount	₱ 3,000.0
Paid in full on	—
Outstanding Amounts	₱ 2,850.0			2,880.0
Terms	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on December 20, 2019
Unsecured Term Loans [Member] | Philippine Peso Debts | November Thirteen Two Thousand Thirteen [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 2,000.0
Date of Loan Agreement	November 13, 2013
Lender(s)	Bank of the Philippine Islands, or BPI
Dates Drawn	Various dates in 2013-2014
Drawn Amount	₱ 2,000.0
Paid in full on	—
Outstanding Amounts	₱ 1,920.0			1,940.0
Terms	Annual amortization rate of 1% on the first year up to the sixth year from the initial drawdown and the balance payable upon maturity on November 22, 2020
Unsecured Term Loans [Member] | Philippine Peso Debts | November 25, 2013 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,000.0
Date of Loan Agreement	November 25, 2013
Lender(s)	Metrobank
Dates Drawn	November 29, 2013
Drawn Amount	₱ 3,000.0
Paid in full on	—
Outstanding Amounts	₱ 1,795.0			2,093.0
Terms	Annual amortization rate of 10% of the total amount drawn for six years and the final installment is payable upon maturity on November 27, 2020
Unsecured Term Loans [Member] | Philippine Peso Debts | December Three Two Thousand Thirteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,000.0
Date of Loan Agreement	December 3, 2013
Lender(s)	BPI
Dates Drawn	December 10, 2013
Drawn Amount	₱ 3,000.0
Paid in full on	—
Outstanding Amounts	₱ 2,874.0			2,901.0
Terms	Annual amortization rate of 1% of the total amount drawn for the first six years and the final installment is payable upon maturity on December 10, 2020
Unsecured Term Loans [Member] | Philippine Peso Debts | January Twenty Nine Two Thousand Fourteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,000.0
Date of Loan Agreement	January 29, 2014
Lender(s)	LBP
Dates Drawn	February 5, 2014
Drawn Amount	₱ 3,000.0
Paid in full on	—
Outstanding Amounts	₱ 2,903.0			2,931.0
Terms	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021
Unsecured Term Loans [Member] | Philippine Peso Debts | February Three Two Thousand Fourteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 500.0
Date of Loan Agreement	February 3, 2014
Lender(s)	LBP
Dates Drawn	February 7, 2014
Drawn Amount	₱ 500.0
Paid in full on	—
Outstanding Amounts	₱ 485.0			490.0
Terms	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021
Unsecured Term Loans [Member] | Philippine Peso Debts | March Twenty Six Two Thousand Fourteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 2,000.0
Date of Loan Agreement	March 26, 2014
Lender(s)	Union Bank
Dates Drawn	March 28, 2014
Drawn Amount	₱ 2,000.0
Paid in full on	—
Outstanding Amounts	₱ 1,940.0			1,960.0
Terms	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on March 29, 2021
Unsecured Term Loans [Member] | Philippine Peso Debts | April Two Two Thousand Fourteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 500.0
Date of Loan Agreement	April 2, 2014
Lender(s)	BDO
Dates Drawn	April 4, 2014
Drawn Amount	₱ 500.0
Paid in full on	—
Outstanding Amounts	₱ 485.0			490.0
Terms	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on April 2, 2021
Unsecured Term Loans [Member] | Philippine Peso Debts | May Twenty Three Two Thousand Fourteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,000.0
Date of Loan Agreement	May 23, 2014
Lender(s)	Philam Life
Dates Drawn	May 28, 2014
Drawn Amount	₱ 1,000.0
Paid in full on	—
Outstanding Amounts	₱ 1,000.0			1,000.0
Terms	Payable in full upon maturity on May 28, 2024
Unsecured Term Loans [Member] | Philippine Peso Debts | June Nine Two Thousand Fourteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,000.0
Date of Loan Agreement	June 9, 2014
Lender(s)	LBP
Dates Drawn	June 13, 2014
Drawn Amount	₱ 1,000.0
Paid in full on	—
Outstanding Amounts	₱ 970.0			980.0
Terms	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on June 13, 2024
Unsecured Term Loans [Member] | Philippine Peso Debts | July Twenty Eight Two Thousand Fourteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,500.0
Date of Loan Agreement	July 28, 2014
Lender(s)	Union Bank
Dates Drawn	July 31, 2014
Drawn Amount	₱ 1,500.0
Paid in full on	—
Outstanding Amounts	₱ 1,455.0			1,470.0
Terms	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on July 31, 2024
Unsecured Term Loans [Member] | Philippine Peso Debts | February Twenty Five Two Thousand Fifteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 2,000.0
Date of Loan Agreement	February 25, 2015
Lender(s)	BPI
Dates Drawn	Various dates in 2013-2014
Drawn Amount	₱ 2,000.0
Paid in full on	—
Outstanding Amounts	₱ 1,960.0			1,980.0
Terms	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on March 24, 2025
Unsecured Term Loans [Member] | Philippine Peso Debts | June Twenty Six Two Thousand Fifteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,000.0
Date of Loan Agreement	June 26, 2015
Lender(s)	BPI
Dates Drawn	June 30, 2015
Drawn Amount	₱ 3,000.0
Paid in full on	—
Outstanding Amounts	₱ 2,940.0			2,970.0
Terms	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on June 30, 2025
Unsecured Term Loans [Member] | Philippine Peso Debts | August Three Two Thousand Fifteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 5,000.0
Date of Loan Agreement	August 3, 2015
Lender(s)	Metrobank
Dates Drawn	Various dates in 2015
Drawn Amount	₱ 5,000.0
Paid in full on	—
Outstanding Amounts	₱ 4,900.0			4,950.0
Terms	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on September 23, 2025
Unsecured Term Loans [Member] | Philippine Peso Debts | August 11, 2015 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 5,000.0
Date of Loan Agreement	August 11, 2015
Lender(s)	Metrobank
Dates Drawn	September 1, 2015
Drawn Amount	₱ 5,000.0
Paid in full on	—
Outstanding Amounts	₱ 4,880.0			4,928.0
Terms	Annual amortization rate of 1% of the principal amount on the first year up to the ninth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025
Unsecured Term Loans [Member] | Philippine Peso Debts | December 11, 2015 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 5,000.0
Date of Loan Agreement	December 11, 2015
Lender(s)	BPI
Dates Drawn	December 21, 2015
Drawn Amount	₱ 5,000.0
Paid in full on	—
Outstanding Amounts	₱ 4,880.0			4,927.0
Terms	Annual amortization rate of 1% of the principal amount on the first year up to the ninth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025
Unsecured Term Loans [Member] | Philippine Peso Debts | December 16, 2015 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 5,000.0
Date of Loan Agreement	December 16, 2015
Lender(s)	Metrobank
Dates Drawn	December 28, 2015
Drawn Amount	₱ 5,000.0
Paid in full on	—
Outstanding Amounts	₱ 4,879.0			4,927.0
Terms	Annual amortization rate of 1% of the principal amount up to the tenth year commencing on the first year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026
Unsecured Term Loans [Member] | Philippine Peso Debts | December 18, 2015 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 7,000.0
Date of Loan Agreement	December 18, 2015
Lender(s)	CBC
Dates Drawn	December 28, 2015 and February 24, 2016
Drawn Amount	₱ 7,000.0
Paid in full on	—
Outstanding Amounts	₱ 6,983.0			6,973.0
Terms	Annual amortization rate of 1% of the principal amount on the third year up to the sixth year from the initial drawdown date, with balance payable upon maturity on December 28, 2022
Unsecured Term Loans [Member] | Philippine Peso Debts | July 1, 2016 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,000.0
Date of Loan Agreement	July 1, 2016
Lender(s)	Metrobank
Dates Drawn	February 20, 2017
Drawn Amount	₱ 3,000.0
Paid in full on	—
Outstanding Amounts	₱ 2,986.0
Terms	Annual amortization rate of 1% on the first year up to the ninth year from initial drawdown date and the balance payable upon maturity on February 22, 2027
Unsecured Term Loans [Member] | Philippine Peso Debts | July 1, 2016 and November 10, 2016 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 6,000.0
Date of Loan Agreement	July 1, 2016
Lender(s)	Metrobank
Dates Drawn	August 30, 2016 and November 10, 2016
Drawn Amount	₱ 6,000.0
Paid in full on	—
Outstanding Amounts	₱ 5,915.0			5,971.0
Terms	Annual amortization rate of 1% on the first year up to the sixth year from initial drawdown date and the balance payable upon maturity on August 30, 2023
Unsecured Term Loans [Member] | Philippine Peso Debts | July 14, 2016 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 8,000.0
Date of Loan Agreement	July 14, 2016
Lender(s)	Security Bank
Dates Drawn	February 27, 2017
Drawn Amount	₱ 8,000.0
Paid in full on	—
Outstanding Amounts	₱ 7,963.0
Terms	Semi-annual amortization rate of 1% of the total amount drawn starting from the end of the first year after the initial drawdown date until the ninth year and the balance payable on maturity on March 1, 2027
Unsecured Term Loans [Member] | Philippine Peso Debts | September 20, 2016 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 6,500.0
Date of Loan Agreement	September 20, 2016
Lender(s)	BPI
Dates Drawn	November 2, 2016 and December 19, 2016
Drawn Amount	₱ 6,500.0
Paid in full on	—
Outstanding Amounts	₱ 6,407.0			6,483.0
Terms	Annual amortization rate of 1% on the first year up to the sixth year from initial drawdown date and the balance payable upon maturity on November 2, 2023
Unsecured Term Loans [Member] | Philippine Peso Debts | September Twenty Eight Two Thousand Sixteen One [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,000.0
Date of Loan Agreement	September 28, 2016
Lender(s)	BDO
Dates Drawn	October 5, 2016
Drawn Amount	₱ 3,000.0
Paid in full on	—
Outstanding Amounts	₱ 2,970.0			2,985.0
Terms	Annual amortization rate of 1% of the principal amount on the first year up to the ninth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026
Unsecured Term Loans [Member] | Philippine Peso Debts | September Twenty Eight Two Thousand Sixteen Two [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 5,400.0
Date of Loan Agreement	September 28, 2016
Lender(s)	Union Bank
Dates Drawn	Various dates in 2013-2014
Drawn Amount	₱ 5,400.0
Paid in full on	—
Outstanding Amounts	₱ 5,333.0			5,374.0
Terms	Annual amortization rate of 1% of the principal amount on the first year up to the sixth year commencing on the first year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023
Unsecured Term Loans [Member] | Philippine Peso Debts | October 14,2016 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 5,300.0
Date of Loan Agreement	October 14, 2016
Lender(s)	BPI
Dates Drawn	December 19, 2016
Drawn Amount	₱ 5,300.0
Paid in full on	—
Outstanding Amounts	₱ 5,224.0			5,300.0
Terms	Annual amortization rate of 1% on the first year up to the sixth year from initial drawdown date and the balance payable upon maturity on December 19, 2023
Unsecured Term Loans [Member] | Philippine Peso Debts | October 27, 2016 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 2,500.0
Date of Loan Agreement	October 27, 2016
Lender(s)	CBC
Dates Drawn	December 8, 2016
Drawn Amount	₱ 2,500.0
Paid in full on	—
Outstanding Amounts	₱ 2,500.0			2,500.0
Terms	Annual amortization rate of 10% of the amount drawn starting on the third year up to the sixth year, with balance payable upon maturity on December 8, 2023
Unsecured Term Loans [Member] | Philippine Peso Debts | October 28, 2016 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 4,000.0
Date of Loan Agreement	October 28, 2016
Lender(s)	Security Bank
Dates Drawn	April 5, 2017
Drawn Amount	₱ 4,000.0
Paid in full on	—
Outstanding Amounts	₱ 1,971.0
Terms	Semi-annual amortization rate of 1% of the total amount drawn from first year up to the ninth year and the balance payable upon maturity on April 5, 2027
Unsecured Term Loans [Member] | Philippine Peso Debts | December 16, 2016 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,000.0
Date of Loan Agreement	December 16, 2016
Lender(s)	PNB
Dates Drawn	December 7, 2017
Drawn Amount	₱ 1,000.0
Paid in full on	—
Outstanding Amounts	₱ 1,000.0
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027
Unsecured Term Loans [Member] | Philippine Peso Debts | December 22, 2016 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 2,000.0
Date of Loan Agreement	December 22, 2016
Lender(s)	LBP
Dates Drawn	January 22, 2018
Drawn Amount	₱ 2,000.0
Paid in full on	—
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028
Unsecured Term Loans [Member] | Philippine Peso Debts | December 23, 2016 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,500.0
Date of Loan Agreement	December 23, 2016
Lender(s)	LBP
Dates Drawn	April 5, 2017
Drawn Amount	₱ 3,500.0
Paid in full on	—
Outstanding Amounts	₱ 3,484.0
Terms	Annual amortization rate of 1% on the first year up to the ninth year after the drawdown date and the balance payable upon maturity on April 5, 2027
Unsecured Term Loans [Member] | Philippine Peso Debts | April 18, 2017 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,500.0
Date of Loan Agreement	April 18, 2017
Lender(s)	PNB
Dates Drawn	January 3, 2018
Drawn Amount	₱ 1,500.0
Paid in full on	—
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth year anniversary of the advance and the balance payable upon maturity on January 3, 2025
Unsecured Term Loans [Member] | Philippine Peso Debts | July 5, 2017 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,500.0
Date of Loan Agreement	July 5, 2017
Lender(s)	LBP
Dates Drawn	July 10, 2017
Drawn Amount	₱ 3,500.0
Paid in full on	—
Outstanding Amounts	₱ 3,500.0
Terms	Annual amortization rate of 1% on the first year up to the ninth year after the drawdown date and the balance payable upon maturity on July 12, 2027
Unsecured Term Loans [Member] | Philippine Peso Debts | August 29, 2017 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,500.0
Date of Loan Agreement	August 29, 2017
Lender(s)	LBP
Dates Drawn	—
Paid in full on	—
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first year up to the ninth year after the drawdown date and the balance payable upon maturity
Unsecured Term Loans [Member] | Philippine Peso Debts | September 28, 2017 Agreement [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 1,000.0
Date of Loan Agreement	September 28, 2017
Lender(s)	Union Bank
Dates Drawn	February 19, 2018
Drawn Amount	₱ 1,000.0
Paid in full on	—
Terms	Annual amortization rate of 1% of the amount drawn starting on the first year anniversary of the advance up to the ninth year anniversary of the advance and the balance payable upon maturity on February 21, 2028
Unsecured Term Loans One | Philippine Peso Debts
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts	₱ 23,412.0			23,622.0
Unsecured Term Loan | Philippine Peso Debts
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts	106,982.0			90,833.0
Tranche B [Member] | Others Two | U.S. Dollar Debts [Member] | Term Loans [Member] | February twenty six two thousand fifteen loan agreement [member] | Costs [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	50.0
Tranche A | Others Two | U.S. Dollar Debts [Member] | Term Loans [Member] | February twenty six two thousand fifteen loan agreement [member] | Costs [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	150.0
Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts | Loan Agreement Date March Fifteen Two Thousand Twelve
Disclosure of detailed information about borrowings [Line Items]
Loans Received	1,910.0
Prepayments Amount	2,803.0
Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts | Loan Agreement Date September Nineteen Two Thousand Twelve
Disclosure of detailed information about borrowings [Line Items]
Loans Received	4,610.0
Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts | Loan Agreement Date November Twenty Two Thousand Twelve
Disclosure of detailed information about borrowings [Line Items]
Loans Received	3,775.0
Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts | Smart [Member] | Loan Agreement Date June Fourteen Two Thousand Thirteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	742.0
Series A 1 [member] | Corporate Notes [Member] | Philippine Peso Debts | P L D T | Loan Agreement Date June Fourteen Two Thousand Thirteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	1,735.0
Series B 1 [Member] | Corporate Notes [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 320.0
Installments	Series B: Annual amortization rate of 1% of the issue price up to the eighth year and the balance payable upon maturity on September 21, 2022
Series B 1 [Member] | Corporate Notes [Member] | Philippine Peso Debts | Loan Agreement Date March Fifteen Two Thousand Twelve
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 3,590.0
Installments	Series B: 1% annual amortization starting March 19, 2013 with the balance of 91% payable on March 19, 2022
Series B 1 [Member] | Corporate Notes [Member] | Philippine Peso Debts | Loan Agreement Date September Nineteen Two Thousand Twelve
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 4,190.0
Installments	Series B: 1% annual amortization on the first up to ninth year, with the balance payable on September 21, 2022
Series B 1 [Member] | Corporate Notes [Member] | Philippine Peso Debts | Loan Agreement Date November Twenty Two Thousand Twelve
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 2,425.0
Installments	Series A: Annual amortization rate of 1% of the issue price on the first year up to the sixth year from issue date and the balance payable upon maturity on November 22, 2019;
Series B 1 [Member] | Corporate Notes [Member] | Philippine Peso Debts | Smart [Member] | Loan Agreement Date June Fourteen Two Thousand Thirteen
Disclosure of detailed information about borrowings [Line Items]
Loans Received	₱ 634.0
Installments	Series B: Annual amortization equivalent to 1% of the principal amount starting June 19, 2014 with the balance of 92% payable on March 21, 2022
Export Credit Agencies-Supported Loans [Member] | U.S. Dollar Debts [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts	₱ 547.0	11.0		1,533.0	31.0
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the equipment and service contracts for phase seven north luzon expansion and change out project [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		59.2
Date of Loan Agreement	December 17, 2007
Lender(s)	ING Bank N.V., or ING Bank, Societe Generale and Calyon
Installments Terms	18 equal semi-annual
Final Installment Terms	March 31, 2017
Dates Drawn	Various dates in 2008-2009
Drawn Amount | $		59.1
Cancelled Undrawn Amount | $		0.1
Paid in full on	March 31, 2017
Outstanding Amounts				168.0	3.0
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the equipment and service contracts for phase seven expansion project in vsayas and minddanao [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		51.2
Date of Loan Agreement	December 17, 2007
Lender(s)	ING Bank,Societe Generale and Calyon
Installments Terms	18 equal semi-annual
Final Installment Terms	June 30, 2017
Dates Drawn	Various dates in 2008-2009
Drawn Amount | $		51.1
Cancelled Undrawn Amount | $		0.1
Paid in full on	March 31, 2017
Outstanding Amounts				146.0	3.0
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		49.0
Date of Loan Agreement	June 10, 2011
Lender(s)	Nordea Bank AB (publ), or Nordea Bank, subsequently assigned to SEK on July 5, 2011
Installments Terms	10 equal semi-annual
Dates Drawn	Various dates in 2012 and February 21, 2013
Drawn Amount | $		49.0
Paid in full on	April 28, 2017
Outstanding Amounts				233.0	5.0
Export Credit Agencies-Supported Loans [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		45.6
Date of Loan Agreement	February 22, 2013
Lender(s)	Nordea Bank, subsequently assigned to SEK on July 3, 2013
Installments Terms	10 equal semi-annual, commencing 6 months after the applicable mean delivery date
Dates Drawn	Various dates in 2013-2014
Drawn Amount | $		45.6
Paid in full on	—
Outstanding Amounts	₱ 547.0	11.0		986.0	20.0
Export Credit Agencies-Supported Loans [Member] | China Export and Credit Insurance Corporation, or Sinosure [Member] | U.S. Dollar Debts [Member] | Loan amount to finance the equipment and service contracts for phase seven north luzon expansion and change out project [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		23.8
Date of Loan Agreement	November 10, 2008
Lender(s)	ING Bank
Installments Terms	14 equal semi-annual
Final Installment Terms	September 1, 2016
Dates Drawn	Various dates in 2008-2009
Drawn Amount | $		23.8
Paid in full on	March 1, 2016
Export Credit Agencies-Supported Loans [Member] | China Export and Credit Insurance Corporation, or Sinosure [Member] | U.S. Dollar Debts [Member] | Loan amount to finance equipment and service contracts for supply of three g network in n c r [member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		5.5
Date of Loan Agreement	November 10, 2008
Lender(s)	ING Bank
Installments Terms	14 equal semi-annual
Final Installment Terms	September 1, 2016
Dates Drawn	Various dates in 2008-2009
Drawn Amount | $		5.5
Paid in full on	March 1, 2016
Export Credit Agencies-Supported Loans [Member] | China Export and Credit Insurance Corporation, or Sinosure [Member] | U.S. Dollar Debts [Member] | Loan amount to finance equipment and service contracts for phase seven intelligent network expansion [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		4.9
Date of Loan Agreement	November 10, 2008
Lender(s)	ING Bank
Installments Terms	14 equal semi-annual
Final Installment Terms	September 1, 2016
Dates Drawn	Various dates in 2008-2009
Drawn Amount | $		4.9
Paid in full on	March 1, 2016
Export Credit Agencies-Supported Loans [Member] | China Export and Credit Insurance Corporation, or Sinosure [Member] | U.S. Dollar Debts [Member] | Loan amount to finance equipment software and related materials with loan agreement December 16, 2009 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		50.0
Date of Loan Agreement	December 16, 2009
Lender(s)	China Citic Bank Corporation Ltd., subsequently assigned to ING Bank on December 9, 2011
Installments Terms	14 equal semi-annual
Final Installment Terms	December 17, 2017
Dates Drawn	Various dates in 2010
Drawn Amount | $		48.0
Cancelled Undrawn Amount | $		2.0
Paid in full on	June 16, 2016
Export Credit Agencies-Supported Loans [Member] | China Export and Credit Insurance Corporation, or Sinosure [Member] | U.S. Dollar Debts [Member] | Loan amount to finance equipment software and related materials with loan agreement September 15, 2010 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		117.0
Date of Loan Agreement	September 15, 2010
Lender(s)	China Development Bank and The Hong Kong and Shanghai Banking Corporation Limited
Installments Terms	15 equal semi-annual
Final Installment Terms	April 10, 2018
Dates Drawn	Various dates in 2011
Drawn Amount | $		116.3
Cancelled Undrawn Amount | $		1.0
Paid in full on	April 11, 2016
Export Credit Agencies-Supported Loans [Member] | Exportkreditnamnden and AB Svensk Exportkredit, or SEK [Member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply of GSM mobile telephone equipment and related services with loan agreement April 28, 2009 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		96.6
Date of Loan Agreement	April 28, 2009
Lender(s)	Nordea Bank and ING Bank
Installments Terms	17 equal semi-annual
Final Installment Terms	Tranche 1: February 28, 2018; Tranche 2: November 30, 2018
Dates Drawn	Various dates in 2009-2011
Drawn Amount | $		96.6
Paid in full on	Tranche 1: August 30, 2016; Tranche 2: May 30, 2016
Export Credit Agencies-Supported Loans [Member] | Tranche A1 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		24.0
Final Installment Terms	December 29,2016
Export Credit Agencies-Supported Loans [Member] | Tranche A1 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		25.0
Final Installment Terms	July 16, 2018
Export Credit Agencies-Supported Loans [Member] | Tranche A2 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		24.0
Final Installment Terms	October 30,2017
Export Credit Agencies-Supported Loans [Member] | Tranche A2 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		19.0
Final Installment Terms	April 15, 2019
Export Credit Agencies-Supported Loans [Member] | Tranche B [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		1.0
Final Installment Terms	December 29,2016
Export Credit Agencies-Supported Loans [Member] | Tranche B1 [Member] | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		0.9
Final Installment Terms	July 16, 2018
Export Credit Agencies-Supported Loans [Member] | Tranche B Two | Export Kreditnamnden [member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply and services contracts for modernization and expansion project [Member] | Smart [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		0.7
Final Installment Terms	April 15, 2019
Term Loans [Member] | GSM Network Expansion Facilities [Member] | U.S. Dollar Debts [Member] | Loan amount to finance the equipment and service contracts for modernization and expansion project with agreement date June 6, 2011 [member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		60.0
Date of Loan Agreement	June 6, 2011
Lender(s)	The Bank of Tokyo- Mitsubishi UFJ, Ltd., or Bank of Tokyo
Installments Terms	8 equal semi- annual, commencing on the 18th month from signing date
Final Installment Terms	June 6, 2016
Dates Drawn	Various dates in 2012
Drawn Amount | $		60.0
Paid in full on	June 6, 2016
Term Loans [Member] | GSM Network Expansion Facilities [Member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply contracts for modernization and expansion project with agreement date August 19, 2011 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		50.0
Date of Loan Agreement	August 19, 2011
Lender(s)	Finnish Export Credit, Plc, or FEC
Installments Terms	10 equal semi-annual, commencing 6 months after August 19, 2012
Final Installment Terms	August 19, 2016
Dates Drawn	Various dates in 2012
Drawn Amount | $		50.0
Paid in full on	August 19, 2016
Term Loans [Member] | GSM Network Expansion Facilities [Member] | U.S. Dollar Debts [Member] | Loan amount to finance the equipment and service contracts for modernization and expansion project with agreement date May 29, 2012 [member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		50.0
Date of Loan Agreement	May 29, 2012
Lender(s)	Bank of Tokyo
Installments Terms	9 equal semi-annual, commencing on May 29, 2013
Final Installment Terms	May 29, 2017
Dates Drawn	Various dates in 2012
Drawn Amount | $		50.0
Paid in full on	May 29, 2017
Outstanding Amounts				276.0	5.0
Term Loans [Member] | Others [Member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply of GSM mobile telephone equipment and related services with agreement date March 7, 2012 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		150.0
Date of Loan Agreement	March 7, 2012
Lender(s)	Syndicate of Banks with Bank of Tokyo as Facility Agent
Dates Drawn	Various dates in 2012
Drawn Amount | $		150.0
Paid in full on	March 7, 2017
Outstanding Amounts				830.0	17.0
Terms	9 equal semi-annual, commencing on the date which falls 12 months after the date of the loan agreement, with final installment on March 7, 2017
Term Loans [Member] | Others [Member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply of GSM mobile telephone equipment and related services with agreement date January 16, 2013 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		300.0
Date of Loan Agreement	January 16, 2013
Lender(s)	Syndicate of Banks with Bank of Tokyo as Facility Agent
Dates Drawn	Various dates in 2013
Drawn Amount | $		300.0
Paid in full on	January 16, 2018
Outstanding Amounts	₱ 1,665.0	33.0		4,977.0	100.0
Terms	9 equal semi-annual, commencing on the date which falls 12 months after the date of the loan agreement, with final installment on January 16, 2018
Term Loans [Member] | Others [Member] | U.S. Dollar Debts [Member] | Loan amount to finance the supply of GSM mobile telephone equipment and related services with agreement date January 28, 2013 [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		35.0
Date of Loan Agreement	January 28, 2013
Lender(s)	China Banking Corporation, or CBC
Dates Drawn	May 7, 2013
Drawn Amount | $		35.0
Paid in full on	January 30, 2017
Outstanding Amounts				522.0	10.0
Terms	10 equal semi-annual, with final installment on January 29, 2018
Term Loans [Member] | Others One | U.S. Dollar Debts [Member]
Disclosure of detailed information about borrowings [Line Items]
Outstanding Amounts	₱ 4,648.0	92.0		13,024.0	262.0
Term Loans [Member] | Others One | U.S. Dollar Debts [Member] | March twenty five two thousand thirteen loan agreement [member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		50.0
Date of Loan Agreement	March 25, 2013
Lender(s)	FEC
Installments Terms	9 equal semi-annual, commencing six months after drawdown date, with final installment on March 23, 2018
Dates Drawn	Various dates in 2013 and 2014
Drawn Amount	₱ 32.0
Cancelled Undrawn Amount	18.0
Outstanding Amounts	₱ 178.0	3.0		531.0	11.0
Term Loans [Member] | Others One | U.S. Dollar Debts [Member] | May thirty first two thousand thirteen loan agreement [member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		80.0
Date of Loan Agreement	May 31, 2013
Lender(s)	CBC
Installments Terms	10 equal semi-annual, commencing six months after drawdown date, with final installment on May 31, 2018
Dates Drawn	September 25, 2013
Drawn Amount	₱ 80.0
Outstanding Amounts	₱ 400.0	8.0		1,194.0	24.0
Term Loans [Member] | Others One | U.S. Dollar Debts [Member] | June twenty two thousand thirteen loan agreement [member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		120.0
Date of Loan Agreement	June 20, 2013
Lender(s)	Mizuho Bank Ltd. and Sumitomo Mitsui Banking Corporation with Sumitomo as Facility Agent
Installments Terms	8 equal semi-annual, commencing six months after drawdown date, with final installment on June 20, 2018
Dates Drawn	September 25, 2013
Drawn Amount	₱ 120.0
Outstanding Amounts	₱ 747.0	15.0		2,226.0	45.0
Term Loans [Member] | Others One | U.S. Dollar Debts [Member] | March 7, 2014 Loan Agreement One [Member]
Disclosure of detailed information about borrowings [Line Items]
Loans Received | $		100.0
Date of Loan Agreement	March 7, 2014
Lender(s)	Bank of Tokyo
Installments Terms	9 equal semi-annual, commencing 12 months after drawdown date, with final installment on March 7, 2019
Dates Drawn	Various dates in 2014
Drawn Amount	₱ 90.0
Outstanding Amounts	₱ 1,658.0	$ 33.0		₱ 2,744.0	$ 55.0
Term Loans [Member] | Others One | U.S. Dollar Debts [Member] | March 7, 2014 Loan Agreement One [Member] | Borrowing Drawn Date One [Member]
Disclosure of detailed information about borrowings [Line Items]
Dates Drawn	March 2, 2015
Drawn Amount	₱ 10.0